                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tugar Capital Management, L.P.
Address:   1717 Main Street, Suite 3350
           Dallas, Texas 75201

Form 13F File Number: 28-11154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Tananbaum
Title:   Manager of Tugar Holdings, LLC, general partner
         of Tugar Capital Management, L.P.
Phone:   (469) 916-4577

Signature, Place and Date of Signing:


/s/ Kenneth L. Tananbaum                    Dallas, Texas      November 13, 2006
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               41

Form 13F Information Table Value Total:          $12,637
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER             CLASS        CUSIP   [X$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
AMERICAN MED SYS HLDGS INC   NOTE 3.250% 7/0 02744MAA6      585   500,000 PRN      SOLE              0 500,000      0    0
AMERICAN MED SYS HLDGS INC   COM             02744M108       18     1,000 SH  PUT  SOLE              0   1,000      0    0
AMR CORP                     NOTE 4.250% 9/2 001765BA3      740   500,000 PRN      SOLE              0 500,000      0    0
AMR CORP                     COM             007165106      463    20,000 SH  PUT  SOLE              0  20,000      0    0
APEX SILVER MINES LTD        NOTE 4.000% 9/1 03760XAD3      455   500,000 PRN      SOLE              0 500,000      0    0
APEX SILVER MINES LTD        ORD             G04074103      250    15,000 SH  PUT  SOLE              0  15,000      0    0
APEX SILVER MINES LTD        ORD             G04074103       42     2,500 SH  CALL SOLE              0   2,500      0    0
CUBIST PHARMACEUTICALS INC   NOTE 2.250% 6/1 229678AC1      493   500,000 PRN      SOLE              0 500,000      0    0
CUBIST PHARMACEUTICALS INC   COM             229678107      326    15,000 SH  PUT  SOLE              0  15,000      0    0
COMPUCREDIT CORP             NOTE 3.625% 5/3 20478NAB6      496   500,000 PRN      SOLE              0 500,000      0    0
COMPUCREDIT CORP             COM             20478N100      151     5,000 SH  PUT  SOLE              0   5,000      0    0
CONOCOPHILLIPS               COM             20825C104       18       300 SH       SOLE              0     300      0    0
CONOCOPHILLIPS               COM             20825C104      149     2,500 SH  PUT  SOLE              0   2,500      0    0
DEVON ENERGY CORP NEW        COM             25179M103       13       200 SH       SOLE              0     200      0    0
DEVON ENERGY CORP NEW        COM             25179M103      158     2,500 SH  PUT  SOLE              0   2,500      0    0
FREEPORT-MCMORAN COPPER & GO CL B            35671D857       16       300 SH       SOLE              0     300      0    0
FREEPORT-MCMORAN COPPER & GO CL B            35671D857      250     4,700 SH  PUT  SOLE              0   4,700      0    0
FEDERAL NATL MTG ASSN        COM             313586109      559    10,000 SH  PUT  SOLE              0  10,000      0    0
FEDERAL NATL MTG ASSN        COM             313586109    1,118    20,000 SH  PUT  SOLE              0  20,000      0    0
GENERAL MTRS CORP            DEB SR CONV A   370442741      673    27,200 SH       SOLE              0  27,200      0    0
GENERAL MTRS CORP            COM             370442105      333    10,000 SH  PUT  SOLE              0  10,000      0    0
GENERAL MTRS CORP            COM             370442105      499    15,000 SH  PUT  SOLE              0  15,000      0    0
GENERAL MTRS CORP            COM             370442105       33     1,000 SH  CALL SOLE              0   1,000      0    0
GLOBALSANTAFE CORP           SHS             G3930E101       80     1,600 SH       SOLE              0   1,600      0    0
GLOBALSANTAFE CORP           SHS             G3930E101       50     1,000 SH  PUT  SOLE              0   1,000      0    0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1 444903AK4      505   500,000 PRN      SOLE              0 500,000      0    0
INVITROGEN CORP              NOTE 3.250% 6/1 46185RAM2      486   500,000 PRN      SOLE              0 500,000      0    0
INVITROGEN CORP              COM             46185R100      266     4,200 SH  PUT  SOLE              0   4,200      0    0
L-3 COMMUNICATIONS CORP      DEBT 3.000% 8/0 502413AW7      511   500,000 PRN      SOLE              0 500,000      0    0
L-3 COMMUNICATIONS HLDGS INC COM             502424104      783    10,000 SH  PUT  SOLE              0  10,000      0    0
LAM RESEARCH CORP            COM             512807108       45     1,000 SH       SOLE              0   1,000      0    0
MILLIPORE CORP               COM             601073109      153     2,500 SH  PUT  SOLE              0   2,500      0    0
OIL STS INTL INC             NOTE 2.375% 7/0 678026AB1      577   500,000 PRN      SOLE              0 500,000      0    0
OVERSTOCK COM INC DEL        COM             690370101      296    16,900 SH  PUT  SOLE              0  16,900      0    0
OVERSTOCK COM INC DEL        COM             690370101       88     5,000 SH  PUT  SOLE              0   5,000      0    0
PHELPS DODGE CORP            COM             717265102       42       500 SH       SOLE              0     500      0    0
PHELPS DODGE CORP            COM             717265102      212     2,500 SH  PUT  SOLE              0   2,500      0    0
SCHLUMBERGER LTD             COM             806857108       68     1,100 SH       SOLE              0   1,100      0    0
TRINITY INDS INC             NOTE 3.875% 6/0 896522AF6      481   500,000 PRN      SOLE              0 500,000      0    0
UNITED STATES STL CORP NEW   COM             912909108       12       200 SH       SOLE              0     200      0    0
UNITED STATES STL CORP NEW   COM             912909108      144     2,500 SH  PUT  SOLE              0   2,500      0    0